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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Denis J. Villere & Co.
            ------------------------------------------
Address:     210 Baronne Street, Suite 808
            ------------------------------------------
             New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-   774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George G. Villere
          --------------------------------------------
Title:     Partner
          --------------------------------------------
Phone:     (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE G. VILLERE         New Orleans, LA                    8/8/03
-----------------------  ------------------------------------   --------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                102
                                              -----------------------

Form 13F Information Table Value Total:      $     462,971
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.


                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
 ISSUER                      CLASS                CUSIP    [x$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
OFFSHORE LOGISTICS INC        NOTE 6.000%12/1  676255 AF 9   2,321   2,300,000 PRN         OTHER                    2,300,000

SCP POOL CORP                 COM              784028 10 2  57,656   1,675,187 Sh          OTHER                    1,675,187
O CHARLEYS INC                COM              670823 10 3  25,274   1,175,385 Sh          OTHER                    1,175,385
HENRY JACK & ASSOC INC        COM              426281 10 1  21,330   1,190,260 Sh          OTHER                    1,190,260
GARMIN LTD                    ORD              G37260 10 9  21,255     532,700 Sh          OTHER                      532,700
COOPER COS INC                COM NEW          216648 40 2  20,972     603,060 Sh          OTHER                      603,060
STONE ENERGY CORP             COM              861642 10 6  19,534     466,840 Sh          OTHER                      466,840
LABONE INC NEW                COM              50540L 10 5  17,999     834,100 Sh          OTHER                      834,100
ADVANCEPCS                    COM              00790K 10 9  17,319     452,900 Sh          OTHER                      452,900
KANSAS CITY SOUTHERN          COM NEW          485170 30 2  16,367   1,360,120 Sh          OTHER                    1,360,120
EPIQ SYS INC                  COM              26882D 10 9  15,029     874,300 Sh          OTHER                      874,300
PETROLEUM HELICOPTERS INC     COM NON VTG      716604 20 2  13,707     453,750 Sh          OTHER                      453,750
IRWIN FINL CORP               COM              464119 10 6  12,875     497,100 Sh          OTHER                      497,100
CERNER CORP                   COM              156782 10 4  12,622     545,850 Sh          OTHER                      545,850
WELLS FARGO & CO (NEW)        COM              949746 10 1  12,359     245,210 Sh          OTHER                      245,210
STEWART ENTERPRISES INC       CL A             860370 10 5  11,424   2,656,718 Sh          OTHER                    2,656,718
FIRST ST BANCORPORATION       COM              336453 10 5  11,196     409,250 Sh          OTHER                      409,250
LUMINEX CORP DEL              COM              55027E 10 2   9,965   1,932,150 Sh          OTHER                    1,932,150
PFIZER INC                    COM              717081 10 3   9,882     289,622 Sh          OTHER                      289,622
3-D SYS CORP DEL              COM NEW          88554D 20 5   9,585   1,375,881 Sh          OTHER                    1,375,881
GULF ISLAND FABRICATION INC   COM              402307 10 2   9,375     553,437 Sh          OTHER                      553,437
SOUTHWEST BANCORP INC OKLA    COM              844767 10 3   7,955     290,100 Sh          OTHER                      290,100
AMERICAN ITALIAN PASTA CO     CL A             027070 10 1   7,012     168,700 Sh          OTHER                      168,700
INSITUFORM TECHNOLOGIES INC   CL A             457667 10 3   5,752     326,265 Sh          OTHER                      326,265
RIVIANA FOODS INC             COM              769536 10 3   5,275     196,314 Sh          OTHER                      196,314
PETROLEUM HELICOPTERS INC     COM VTG          716604 10 3   5,165     163,700 Sh          OTHER                      163,700
LEGGETT & PLATT INC           COM              524660 10 7   4,896     238,806 Sh          OTHER                      238,806
EXXON MOBIL CORP              COM              30231G 10 2   4,369     121,655 Sh          OTHER                      121,655
WHITNEY HLDG CORP             COM              966612 10 3   4,363     136,335 Sh          OTHER                      136,335
TIDEWATER INC                 COM              886423 10 2   4,254     144,827 Sh          OTHER                      144,827
US BANCORP DEL                COM NEW          902973 30 4   3,380     137,967 Sh          OTHER                      137,967
OFFSHORE LOGISTICS INC        COM              676255 10 2   3,224     148,250 Sh          OTHER                      148,250
BANK OF AMERICA CORPORATION   COM              060505 10 4   2,812      35,581 Sh          OTHER                       35,581
CABOT CORP                    COM              127055 10 1   2,770      96,500 Sh          OTHER                       96,500
O REILLY AUTOMOTIVE INC       COM              686091 10 9   2,663      79,550 Sh          OTHER                       79,550
BANK ONE CORP                 COM              06423A 10 3   2,506      67,403 Sh          OTHER                       67,403
BLOCK H & R INC               COM              093671 10 5   2,420      55,950 Sh          OTHER                       55,950
ST PAUL COS INC               COM              792860 10 8   2,359      64,610 Sh          OTHER                       64,610
GENERAL ELEC CO               COM              369604 10 3   2,212      77,134 Sh          OTHER                       77,134
MERCK & CO INC                COM              589331 10 7   2,193      36,220 Sh          OTHER                       36,220
AMERICAN INTL GROUP INC       COM              026874 10 7   2,057      37,282 Sh          OTHER                       37,282

                            St. Denis J. Villere Co.


                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
 ISSUER                      CLASS                CUSIP    [x$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION        COM              032165 10 2   2,038      93,307 Sh          OTHER                       93,307
KEYCORP NEW                   COM              493267 10 8   1,710      67,685 Sh          OTHER                       67,685
SCHLUMBERGER LTD              COM              806857 10 8   1,465      30,804 Sh          OTHER                       30,804
BRISTOL MYERS SQUIBB CO       COM              110122 10 8   1,286      47,376 Sh          OTHER                       47,376
SCOTTS CO                     CL A             810186 10 6   1,257      25,400 Sh          OTHER                       25,400
CITIGROUP INC                 COM              172967 10 1   1,238      28,925 Sh          OTHER                       28,925
ROWAN COS INC                 COM              779382 10 0   1,234      55,100 Sh          OTHER                       55,100
HANCOCK HLDG CO               PFD CONV A 8%    410120 20 8   1,224      39,495 Sh          OTHER                       39,495
COLGATE PALMOLIVE CO          COM              194162 10 3   1,219      21,035 Sh          OTHER                       21,035
VIACOM INC                    CL B             925524 30 8   1,177      26,953 Sh          OTHER                       26,953
FEDERAL NATL MTG ASSN         COM              313586 10 9   1,093      16,200 Sh          OTHER                       16,200
CISCO SYS INC                 COM              17275R 10 2   1,031      61,376 Sh          OTHER                       61,376
DISNEY WALT CO                COM DISNEY       254687 10 6   1,008      51,050 Sh          OTHER                       51,050
YELLOW CORP                   COM              985509 10 8   1,007      40,200 Sh          OTHER                       40,200
HANCOCK HLDG CO               COM              410120 10 9     994      21,266 Sh          OTHER                       21,266
UNION PLANTERS CORP           COM              908068 10 9     887      28,597 Sh          OTHER                       28,597
BELLSOUTH CORP                COM              079860 10 2     823      30,892 Sh          OTHER                       30,892
JANUS CAP GROUP INC           COM              47102X 10 5     818      49,850 Sh          OTHER                       49,850
JOHNSON & JOHNSON             COM              478160 10 4     735      14,226 Sh          OTHER                       14,226
WAL MART STORES INC           COM              931142 10 3     705      13,140 Sh          OTHER                       13,140
BP PLC                        SPONSORED ADR    055622 10 4     607      14,452 Sh          OTHER                       14,452
MCDONALDS CORP                COM              580135 10 1     587      26,600 Sh          OTHER                       26,600
SCHERING PLOUGH CORP          COM              806605 10 1     569      30,600 Sh          OTHER                       30,600
SHAW GROUP INC                COM              820280 10 5     549      45,600 Sh          OTHER                       45,600
PEOPLES FINL CORP MISS        COM              71103B 10 2     514      35,200 Sh          OTHER                       35,200
REMINGTON OIL & GAS CORP      COM              759594 30 2     491      26,700 Sh          OTHER                       26,700
SECURITY BANK CORP            COM              814047 10 6     485      14,000 Sh          OTHER                       14,000
CHEVRONTEXACO CORP            COM              166764 10 0     470       6,510 Sh          OTHER                        6,510
ALLSTATE CORP                 COM              020002 10 1     468      13,132 Sh          OTHER                       13,132
GRAINGER W W INC              COM              384802 10 4     468      10,000 Sh          OTHER                       10,000
HIBERNIA CORP                 CL A             428656 10 2     465      25,624 Sh          OTHER                       25,624
MORGAN STANLEY                COM NEW          617446 44 8     458      10,704 Sh          OTHER                       10,704
PRIDE INTL INC DEL            COM              74153Q 10 2     433      23,000 Sh          OTHER                       23,000
WACHOVIA CORP 2ND NEW         COM              929903 10 2     420      10,520 Sh          OTHER                       10,520
QUINTILES TRANSNATIONAL CORP  COM              748767 10 0     389      27,455 Sh          OTHER                       27,455
PROCTER & GAMBLE CO           COM              742718 10 9     387       4,335 Sh          OTHER                        4,335
AOL TIME WARNER INC           COM              00184A 10 5     383      23,820 Sh          OTHER                       23,820
HOME DEPOT INC                COM              437076 10 2     383      11,550 Sh          OTHER                       11,550
VERIZON COMMUNICATIONS        COM              92343V 10 4     379       9,607 Sh          OTHER                        9,607
PEPSICO INC                   COM              713448 10 8     376       8,445 Sh          OTHER                        8,445
STERLING BANCSHARES INC       COM              858907 10 8     372      28,650 Sh          OTHER                       28,650
ROYAL DUTCH PETE CO           NY REG EUR .56   780257 80 4     372       7,976 Sh          OTHER                        7,976
WYETH                         COM              983024 10 0     345       7,582 Sh          OTHER                        7,582
AMERICAN VANGUARD CORP        COM              030371 10 8     322      17,500 Sh          OTHER                       17,500
MICROSOFT CORP                COM              594918 10 4     319      12,442 Sh          OTHER                       12,442
LINCARE HLDGS INC             COM              532791 10 0     314       9,948 Sh          OTHER                        9,948

                            St. Denis J. Villere Co.


                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
 ISSUER                      CLASS                CUSIP    [x$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MONARCH CASINO & RESORT INC   COM              609027 10 7     274      29,600 Sh          OTHER                       29,600
SEARS ROEBUCK & CO            COM              812387 10 8     269       8,000 Sh          OTHER                        8,000
DEVELOPERS DIVERSIFIED RLTY   COM              251591 10 3     262       9,200 Sh          OTHER                        9,200
MERRILL LYNCH & CO INC        COM              590188 10 8     257       5,500 Sh          OTHER                        5,500
ALTRIA GROUP INC              COM              02209S 10 3     248       5,447 Sh          OTHER                        5,447
ANADARKO PETE CORP            COM              032511 10 7     245       5,504 Sh          OTHER                        5,504
FIRST DATA CORP               COM              319963 10 4     242       5,828 Sh          OTHER                        5,828
QUICKSILVER RESOURCES INC     COM              74837R 10 4     240      10,000 Sh          OTHER                       10,000
WAYPOINT FINL CORP            COM              946756 10 3     235      13,000 Sh          OTHER                       13,000
TJX COS INC NEW               COM              872540 10 9     193      10,250 Sh          OTHER                       10,250
NEWPARK RES INC               COM PAR $.01NEW  651718 50 4     179      32,700 Sh          OTHER                       32,700
NIC INC                       COM              62914B 10 0     176      60,700 Sh          OTHER                       60,700
DILLARDS INC                  CL A             254067 10 1     170      12,624 Sh          OTHER                       12,624
UNIFAB INTERNATIONAL INC      COM              90467L 10 0      15      42,000 Sh          OTHER                       42,000
RENTECH INC                   COM              760112 10 2       9      15,000 Sh          OTHER                       15,000

                                                           462,971